Supplemental Condensed Balance Sheet Information (Q2)	6 Months Ended
Jun. 30, 2023
Supplemental Condensed Balance Sheet Information [Abstract]
Supplemental Condensed Balance Sheet Information (Q2) [Text Block]
6. Supplemental Condensed Balance Sheet Information
Other receivables
Other receivables consisted of the following at June 30, 2023 and December 31, 2022:

	As of June 30, 2023	As of December 31, 2022
Rebates receivable	$32,771	$27,955
Other	158	246
Total other receivables	$32,929	$28,201
Inventory
Inventory consisted of the following at June 30, 2023 and December 31, 2022:

	As of June 30, 2023	As of December 31, 2022
Intravenous drugs	$29,599	$25,674
Oral pharmaceuticals	12,287	10,802
Total inventories	$41,886	$36,476
Property and Equipment, net
Property and equipment, net consisted of the following at June 30, 2023 and December 31, 2022:

	As of June 30, 2023	As of December 31, 2022
Leasehold improvements	$29,794	$26,076
Furniture, fixtures and equipment	2,700	2,669
Medical equipment	12,443	11,003
Computer equipment	3,271	3,115
Signs	147	129
Automobiles	59	69
Software	4,331	4,834
Construction-in-progress	4,173	1,433
	56,918	49,328
Accumulated depreciation and amortization	(21,246)	(17,348)
Property and equipment, net	$35,672	$31,980
Accrued Other
Accrued other consisted of the following at June 30, 2023 and December 31, 2022:

	As of June 30, 2023	As of December 31, 2022
Refund liability	$15,683	$14,544
Class A-1 derivative liability	2,526	—
Class C derivative liability	1,349	—
Deferred social security taxes - COVID	—	378
Current portion of finance lease liabilities	623	425
Other	2,692	2,453
Total accrued other	$22,873	$17,800